Accounts payable, accrued liabilities and other payables	12 Months Ended
Dec. 31, 2011
Accounts payable, accrued liabilities and other payables

19 Accounts payable, accrued liabilities and other payables

	As of December 31,
	2010	2011
	$	$
Accounts payable	2,749,812	2,092,530
Accrued payroll and welfare benefits	592,258	1,597,117
Accrued professional and consulting fees	71,863	755,963
Payable for acquisition of Letang (Note 6(a))	2,083,742	—
Payable for acquisition of PT Linktone MCB (Note 6(c))	4,608,983	—
Accrued VAS content fees	8,996,549	5,330,287
Accrued expenses	2,221,885	3,754,093
Other payables	1,646,064	1,450,555

Total	22,971,156	14,980,545